Stock-Based Compensation (Details 2) - EOS ENERGY STORAGE, LLC [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-vested options outstanding, begining balance	3,833,774	1,821,239	828,197
Granted	3,623,107	4,422,114	1,708,806
Vested		(497,189)	(622,035)
Exercised
Forfeited		(1,912,390)	(93,730)
Non-vested options outstanding, ending balance		3,833,774	1,821,239
Non-vested options outstanding fair value, begining balance	$ 1.72		$ 1.49
Non-vested options outstanding fair value, Granted		$ 0.50	1.75
Non-vested options outstanding fair value, Vested		0.77	1.60
Non-vested options outstanding fair value, Exercised
Non-vested options outstanding fair value, Forfeited		1.65	$ 1.38
Non-vested options outstanding fair value, ending balance		$ 1.72